Note 2 - Proposed Merger (Details) - Peoples Bancorp, Inc. [Member]	Jun. 04, 2015 $ / shares shares
Note 2 - Proposed Merger (Details) [Line Items]
Business Acquisition, Shares to Be Received (in Shares) | shares	382.83
Business Acquisition, Share Price (in Dollars per share)	$ 9,475
Business Acquisition, Equity Transferred Percentage	50.00%
Business Acquisition, Cash Transferred Percentage	50.00%
Business Acquisition, Contingent Consideration Term	24 months